Loans and advances to banks - Schedule of loans and advances to banks (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans and advances to banks [line items]
Loans and advances to banks gross	€ 35,141	€ 23,614
Loan loss provisions	(37)	(22)
Loans and advances to banks	35,104	23,592	€ 25,364
Netherlands
Disclosure of loans and advances to banks [line items]
Loans and advances to banks gross	23,463	7,019
Loan loss provisions	(12)	(10)
Loans and advances to banks	23,451	7,010
Rest of the world
Disclosure of loans and advances to banks [line items]
Loans and advances to banks gross	11,679	16,595
Loan loss provisions	(26)	(13)
Loans and advances to banks	€ 11,653	€ 16,582